Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2023
BIS statistics
Swiss metrics
end of	2023	2022
Swiss capital (CHF million)
Swiss CET1 capital	38,187	40,987
Going concern capital	38,646	54,843
Gone concern capital	38,284	42,930
Total loss-absorbing capacity (TLAC)	76,930	97,773
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	181,690	249,953
Leverage exposure	524,968	653,551
Swiss capital ratios (%)
Swiss CET1 ratio	21.0	16.4
Going concern capital ratio	21.3	21.9
Gone concern capital ratio	21.1	17.2
TLAC ratio	42.3	39.1
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	7.3	6.3
Going concern leverage ratio	7.4	8.4
Gone concern leverage ratio	7.3	6.6
TLAC leverage ratio	14.7	15.0
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0	9.28
Going concern capital ratio requirement [1]	14.3	13.58
Gone concern capital ratio requirement	10.725	13.58
TLAC ratio requirement	25.025	27.16
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5	3.25
Going concern leverage ratio requirement [1]	5.0	4.75
Gone concern leverage ratio requirement	3.75	4.75
TLAC leverage ratio requirement	8.75	9.5
1
The total requirements excluded the FINMA Pillar 2 capital add-on of CHF 1,445 million and CHF 1,850 million as of December 31, 2023 and 2022, respectively, relating to the supply chain finance funds matter and the effects of countercyclical buffers.